PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Less accumulated depreciation	$ (696,372)	$ (672,317)	$ (551,239)
Property and Equipment, net	328,855	337,361	370,648
Computer and other equipment [Member]
Property and Equipment	185,048	169,499	116,747
Leasehold Improvements [Member]
Property and Equipment	42,666	42,666	36,066
Manufacturing equipment [Member]
Property and Equipment	$ 797,513	$ 797,513	$ 769,074